Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prospectus Date	rr_ProspectusDate	Feb. 25, 2016
Supplement [Text Block]	pip09_SupplementTextBlock

Prudential Investment Portfolios 9
Prudential QMA Large-Cap Core Equity Fund (the “Fund”)

Supplement dated December 9, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of December 9, 2016, the Fund’s Board of Directors (the “Board”) approved imposing a contractual cap on Fund expenses and lowering the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of December 9, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.35%	0.35%	0.35%	0.35%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses	0.24%	0.24%	0.24%	0.24%
= Total annual Fund operating expenses	0.89%	1.59%	1.59%	0.59%
– Fee waiver and/or expense reimbursement	(0.18)%	(0.13)%	(0.13)%	(0.13)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.71%	1.46%	1.46%	0.46%

(1) The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.35% of the Fund's average daily net assets.  Separately, the distributor has contractually agreed through February 28, 2018 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Board.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$619	$801	$999	$1,570	$619	$801	$999	$1,570
Class B	$649	$789	$953	$1,602	$149	489	$853	$1,602
Class C	$249	$489	$853	$1,878	$149	$489	$853	$1,878
Class Z	$47	$176	$316	$725	$47	$176	$316	$725

PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip09_SupplementTextBlock

Prudential Investment Portfolios 9
Prudential QMA Large-Cap Core Equity Fund (the “Fund”)

Supplement dated December 9, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of December 9, 2016, the Fund’s Board of Directors (the “Board”) approved imposing a contractual cap on Fund expenses and lowering the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of December 9, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.35%	0.35%	0.35%	0.35%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses	0.24%	0.24%	0.24%	0.24%
= Total annual Fund operating expenses	0.89%	1.59%	1.59%	0.59%
– Fee waiver and/or expense reimbursement	(0.18)%	(0.13)%	(0.13)%	(0.13)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.71%	1.46%	1.46%	0.46%

(1) The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.35% of the Fund's average daily net assets.  Separately, the distributor has contractually agreed through February 28, 2018 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Board.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$619	$801	$999	$1,570	$619	$801	$999	$1,570
Class B	$649	$789	$953	$1,602	$149	489	$853	$1,602
Class C	$249	$489	$853	$1,878	$149	$489	$853	$1,878
Class Z	$47	$176	$316	$725	$47	$176	$316	$725

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.24%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	$ 619
3 Years	rr_ExpenseExampleYear03	801
5 Years	rr_ExpenseExampleYear05	999
10 Years	rr_ExpenseExampleYear10	1,570
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	999
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,570
PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.24%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	$ 649
3 Years	rr_ExpenseExampleYear03	789
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	1,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Years	rr_ExpenseExampleNoRedemptionYear05	853
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,602
PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.24%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	$ 249
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,878
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Years	rr_ExpenseExampleNoRedemptionYear05	853
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,878
PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.24%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.46%	[1]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	725
1 Year	rr_ExpenseExampleNoRedemptionYear01	47
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
5 Years	rr_ExpenseExampleNoRedemptionYear05	316
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 725

[1]	The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.35% of the Fund's average daily net assets.  Separately, the distributor has contractually agreed through February 28, 2018 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Board.